Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Unrealized loss on trading securities	$ 3,080
Less: valuation allowance
Deferred tax assets, net	$ 3,080